Taxes on Income (Details) - Schedule of Taxes on Income Included In Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes on Income Included In Statements of Operations [Abstract]
In Israel	$ 308	$ 335	$ 687
Outside Israel	45	(12)	346
Current income tax expense benefit	353	323	1,033
In Israel	12	1	(18)
Outside Israel	(6)	6	(79)
Income tax expense benefit	$ 359	$ 330	$ 936